Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and diluted number of shares
	December 31,
	2019	2018	2017
	Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,301,993	2,061,909	2,061,909